Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 13. COMMITMENTS AND CONTINGENCIES

The Company is subject to certain legal proceedings, claims, investigations, and administrative proceedings in the ordinary course of its business. The Company records a provision for a liability when it is both probable that the liability has been incurred and the amount of the liability can be reasonably estimated. These provisions, if any, are reviewed and adjusted to reflect the impacts of negotiations, settlements, rulings, advice of legal counsel and other information and events pertaining to a particular case. Depending on the nature and timing of any such proceedings that may arise, an unfavorable resolution of a matter could materially affect the Company’s future results of operations, cash flows or financial position in a particular period.

The Company pursues claims recoveries through settlement, arbitration and legal proceedings. The accounting policy for these activities is discussed under Claims recovery income in Note 2, Basis of Presentation And Summary of Significant Accounting Policies, in our 2023 Form 10-K.

A significant majority of the Company’s expected recoveries arise from Claims brought pursuant to the private cause of action under the Medicare Secondary Payer Act (“MSP Act”). This law allows the Company to pursue recoveries against primary payers for reimbursement of medical expenses that the Company’s Assignors paid for when primary payers (i.e., liability insurers) were responsible for payment. On May 16, 2023, the Repair Abuses of MSP Payments Act (the “RAMP Act”) was introduced in the U.S. Senate and the U.S. House of Representatives, respectively, seeking to amend the private cause of action under the Medicare Secondary Payer Act, by striking “primary plan” and inserting “group health plan” into the existing text. As there is no indication that the RAMP Act is intended to be enacted retroactively, it should not have any effect on the recoverability of historical claims. To the extent that the Company has recovery rights in claims that have not yet been sought, or to the extent that the Company is assigned additional claims that may otherwise have been entitled to recoveries under the MSP Act, the passing of the RAMP Act could impact the Company’s ability to pursue recoveries on those prospective claims.

Investigations

As previously disclosed, on August 11, 2022, the Securities and Exchange Commission (the “SEC”) initiated an investigation of the Company, and requested documents relating to, among other matters, the Business Combination transaction with Lionheart Acquisition Corporation II consummated on May 23, 2022, certain historical and projected financial results, investor agreements, and data analytic platforms and Algorithms. The Company received a subpoena dated March 1, 2023 from the SEC regarding the aforementioned subject matter, and subsequently received a subpoena on May 10, 2023, in connection with the investigation relating to, among other matters, the Company’s projections and the accounting and valuation of certain assets that were the basis for the Company’s determination that its quarterly financial statements for the periods ended June 30, 2022 and September 30, 2022 require restatements and should no longer be relied upon, as disclosed in the Company’s Form 8-K on April 14, 2023. On August 16, 2023, the Company received an additional subpoena from the SEC regarding certain funding sources of the Company prior to the Business Combination, various statements and disclosures by the Company in connection with, and following, the Business Combination, certain historical and projected financial results, and data analytic platforms and Algorithms used to identify potential recoveries. The Company intends to fully cooperate with the SEC in responding to the subpoenas.

In addition, on March 10, 2023, the Company received a subpoena from the U.S. Attorney’s Office (“USAO”) in connection with a grand jury investigation in the U.S. District Court for the Southern District of Florida requesting certain information concerning the Company, which subpoena requests documents relating to, among other matters, the Company’s proprietary Algorithms and other software used to identify potentially recoverable claims, the drop in the price of the Company’s common stock following the Business Combination, and certain marketing materials and investment agreements presented to potential investors. On July 18, 2024, the Company received an additional subpoena from the USAO, requesting documents related to a recent press release. To the best of the Company’s knowledge, the Department of Justice has not issued any target letters to anyone associated with the Company as a result of this investigation. (The United States Attorney’s Manual states that a “target” is a person as to whom the prosecutor or the grand jury has substantial evidence linking him or her to the commission of a crime and who, in the judgment of the prosecutor, is a putative defendant.)

The Company has cooperated, and will continue to cooperate, fully with these inquiries. On April 16, 2023, a special committee of the Board of Directors was formed, which along with external advisors retained thereby, reviewed matters related to the preparation and filing of the 2022 Annual Report on Form 10-K and the subject matter of information requests related to the foregoing subpoenas received prior to June 2023. Based on that review, and the nature of the documents requested in the subsequent subpoena, the Company believes that the investigations will be resolved without any material developments; however, there can be no assurance as to the outcome or future direction thereof.

Cano Health, LLC

On August 10, 2023, MSP Recovery sued Cano Health, LLC (“Cano”) in the Circuit Court of the Eleventh Judicial Circuit in and for Miami-Dade County, Florida for declaratory relief and anticipatory breach of the CCRA, Purchase Agreement, and a Service Agreement (collectively, the “Cano Agreements”) between the parties. On the same day, Cano sued the Company in the same court, alleging fraud in the inducement, breach of contract, tortious interference, and unjust enrichment relating to the Cano Agreements. The Company has outstanding a $5.0 million receivable from Cano; however, due to Cano’s Quarterly Report on Form 10-Q for the June 30, 2023 period, which includes a substantial doubt about its ability to continue as a going concern, and subsequent Chapter 11 bankruptcy filing on or about February 5, 2024, the Company established a reserve for the balance due under such receivable during 2023. These matters were automatically stayed as a result of Cano’s bankruptcy filing.

On January 4, 2024, Cano sued Simply Healthcare Plans, Inc. (“Simply”) and the Company and affiliated entities seeking a declaratory judgment to determine whether the Cano Purchase Agreement should be rescinded, and whether Cano or the Company have standing to recover on claims assigned to the Company against Simply under the Cano Purchase Agreement. Cano also seeks damages from Simply relating to the claims assigned to the Company under the Cano Purchase Agreement. The Company intends to vigorously assert its position in all Cano related litigation.

Note 13. COMMITMENTS AND CONTINGENCIES

The Company is subject to certain legal proceedings, claims, investigations, and administrative proceedings in the ordinary course of its business. The Company records a provision for a liability when it is both probable that the liability has been incurred and the amount of the liability can be reasonably estimated. These provisions, if any, are reviewed and adjusted to reflect the impacts of negotiations, settlements, rulings, advice of legal counsel and other information and events pertaining to a particular case. Depending on the nature and timing of any such proceedings that may arise, an unfavorable resolution of a matter could materially affect the Company’s future results of operations, cash flows or financial position in a particular period.

The Company pursues claims recoveries through settlement, arbitration and legal proceedings. The accounting policy for these activities is discussed under Claims recovery income in Note 2, Basis of Presentation And Summary of Significant Accounting Policies.

A significant majority of the Company’s expected recoveries arise from Claims brought pursuant to the private cause of action under the Medicare Secondary Payer Act (“MSP Act”). This law allows the Company to pursue recoveries against primary payers for reimbursement of medical expenses that the Company’s Assignors paid for when primary payers (i.e., liability insurers) were responsible for payment. On May 16, 2023, the Repair Abuses of MSP Payments Act (the “RAMP Act”) was introduced in the U.S. Senate and the U.S. House of Representatives, respectively, seeking to amend the private cause of action under the Medicare Secondary Payer Act, by striking “primary plan” and inserting “group health plan” into the existing text. As there is no indication that the RAMP Act is intended to be enacted retroactively, it should not have any effect on the recoverability of historical claims. To the extent that the Company has recovery rights in claims that have not yet been sought, or to the extent that the Company is assigned additional claims that may otherwise have been entitled to recoveries under the MSP Act, the passing of the RAMP Act could impact the Company’s ability to pursue recoveries on those prospective claims.

Investigations

As previously disclosed, on August 11, 2022, the Securities and Exchange Commission (the “SEC”) initiated an investigation of the Company, and requested documents relating to, among other matters, the business combination transaction with Lionheart Acquisition Corporation II consummated on May 23, 2022, certain historical and projected financial results, investor agreements, and data analytic platforms and algorithms. The Company received a subpoena dated March 1, 2023 from the SEC regarding the aforementioned subject matter, and subsequently received a subpoena on May 10, 2023, in connection with the investigation relating to, among other matters, the Company’s projections and the accounting and valuation of certain assets that were the basis for the Company’s determination that its quarterly financial statements for the periods ended June 30, 2022 and September 30, 2022 require restatements and should no longer be relied upon, as disclosed in the Company’s Form 8-K on April 14, 2023. On August 16, 2023, the Company received an additional subpoena from the SEC regarding certain funding sources of the Company prior to the Business Combination, various statements and disclosures by the Company in connection with, and following, the Business Combination, certain historical and projected financial results, and data analytic platforms and algorithms used to identify potential recoveries. The Company intends to fully cooperate with the SEC in responding to the subpoenas.

In addition, on March 10, 2023, the Company received a subpoena from the U.S. Attorney’s Office in connection with a grand jury investigation in the U.S. District Court for the Southern District of Florida requesting certain information concerning the Company, which subpoena requests documents relating to, among other matters, the Company’s proprietary algorithms and other software used to identify potentially recoverable claims, the drop in the price of the Company’s common stock following the Business Combination, and certain marketing materials and investment agreements presented to potential investors. To the best of the Company’s knowledge, the Department of Justice has not issued any target letters to anyone associated with the Company as a result of this investigation. (The United States Attorney’s Manual states that a “target” is a person as to whom the prosecutor or the grand jury has substantial evidence linking him or her to the commission of a crime and who, in the judgment of the prosecutor, is a putative defendant.)

The Company has cooperated, and will continue to cooperate, fully with these inquiries. In connection with its review of the matters related to the preparation and filing of the 2022 Form 10-K, the Special Committee, along with external advisors retained thereby, also reviewed the subject matter of information requests related to the foregoing subpoenas received prior to June 2023. Based on that review, and the nature of the documents requested in the subsequent subpoena, the Company believes that the investigations will be resolved without any material developments; however, there can be no assurance as to the outcome or future direction thereof.

Cano Health, LLC

On August 10, 2023, MSP Recovery sued Cano in the Circuit Court of the Eleventh Judicial Circuit in and for Miami-Dade County, Florida for declaratory relief and anticipatory breach of the CCRA, Purchase Agreement, and a Service Agreement (collectively, the “Cano Agreements”) between the parties. On the same day, Cano sued the Company in the same court, alleging fraud in the inducement, breach of contract, tortious interference, and unjust enrichment relating to the Cano Agreements. The Company has outstanding a $5.0 million receivable from Cano; however, due to Cano’s Quarterly Report on Form 10-Q for the June 30, 2023 period, which includes a substantial doubt about its ability to continue as a going concern, and subsequent Chapter 11 bankruptcy filing on or about February 5, 2024, the Company established a reserve for the balance due under such receivable during 2023. These matters were automatically stayed as a result of Cano’s bankruptcy filing.

On January 4, 2024, Cano sued Simply Healthcare Plans, Inc. (“Simply”) and the Company and affiliated entities seeking a declaratory judgment to determine whether the Cano Purchase Agreement should be rescinded, and whether Cano or the Company have standing to recover on claims assigned to the Company against Simply under the Cano Purchase Agreement. Cano also seeks damages from Simply relating to the claims assigned to the Company under the Cano Purchase Agreement. The Company intends to vigorously assert its position in all Cano related litigation.